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            PUTNAM EMERGING MARKETS FUND (the "fund")
            Prospectus Supplement dated September 8, 1997
              to Prospectus dated October 30, 1996

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                    Business experience
                        Year        (at least 5 years)
                        ----        ----------------------------
-

Thomas R. Haslett       1997        Employed as an investment
Managing Director
                                    professional by Putnam
                                    Management since December,
                                    1996.  Prior to December,
                                    1996, Mr. Haslett was  a
                                    Managing Director of
                                    Montgomery Asset Management
                                    Ltd.

Deborah S. Farrell      1997        Employed as an investment
Senior Vice President
                                    professional by Putnam
                                    Management since May, 1997.
                                    Prior to May, 1997, Ms.
                                    Farrell was a Portfolio
                                    Manager at Emerging Markets
                                    Investors Corporation, and
                                    prior to May, 1994, Ms.
                                    Farrell was Division
                                    Manager, Asian Capital
                                    Markets, at International
                                    Finance Corporation.

J. Peter Grant
1995        Employed as an investment
Senior Vice President               professional by Putnam
                                    Management since 1973.


Carmel Peters                       1997
Employed as an investment
Senior Vice President               professional by Putnam
                                    Management since May, 1997.
                                    Prior to May, 1997, Ms.
                                    Peters was a Managing
                                    Director and CIO of Wheelock
                                    Natwest Investment
                                    Management, Hong Kong, and
                                    prior to February, 1996, Ms.
                                    Peters was a Director and
                                    CIO of Rothschild Asset
                                    Management Asia Pacific,
                                    Hong Kong.

Stephen Oler                        1997
Employed as an investment
Vice President
                                    professional by Putnam
                                    Management since June, 1997.
                                    Prior to June, 1997, Mr.
                                    Oler was a Vice President at
                                    Templeton Investments, and
                                    prior to March, 1996, was a
                                    Senior Vice President at
                                    Baring Asset Management Co.